Other Equity Instruments - Summary of Other Equity Instruments (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2021 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure Of Other Equity Instruments [Line Items]
Other equity instruments		£ 2,191,000,000	£ 2,191,000,000
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities		£ 500,000,000	£ 500,000,000
Interest rate		0.0675	0.0675
Other equity interest maturity period		2024-06	2024-06
Other equity instruments		£ 496,000,000	£ 496,000,000
- £750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities		£ 750,000,000	£ 750,000,000
Interest rate		0.07375	0.07375
Other equity interest maturity period		2022-06	2022-06
Other equity instruments		£ 750,000,000	£ 750,000,000
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities		£ 500,000,000
Interest rate	0.0518	0.0518	0.0518
Other equity instruments		£ 0	£ 210,000,000
- £500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities		£ 500,000,000
Interest rate		0.0630	0.0630
Other equity interest maturity period		2025-03	2025-03
Other equity instruments		£ 500,000,000	£ 500,000,000
- £210m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure Of Other Equity Instruments [Line Items]
Capital securities	£ 210,000,000	£ 210,000,000
Interest rate	0.0425	0.0425	0.0425
Other equity interest maturity period		2026-03	2026-03
Other equity instruments		£ 210,000,000	£ 0